UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5270

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	8/31

Date of reporting period:	5/31/06

The following N-Q relates only to Dreyfus Premier Core Equity Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for these series, as appropriate.

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Core Equity Fund
May 31, 2006 (Unaudited)

Common Stocks--99.9%	Shares	Value ($)

Consumer Discretionary--8.8%
CBS, Cl. B	10,000	259,100
Home Depot	50,000	1,906,000
McDonald's	40,000	1,326,800
McGraw-Hill Cos.	120,000	6,192,000
News, Cl. A	200,200	3,817,814
Target	45,000	2,201,400
Time Warner	5,500	94,655
Viacom, Cl. B	10,000 a	377,500
		16,175,269
Energy--18.7%
BP, ADR	75,000	5,302,500
Chevron	121,000	7,234,590
ConocoPhillips	70,000	4,430,300
Exxon Mobil	190,060	11,576,555
Occidental Petroleum	20,000	1,981,800
Royal Dutch Shell, Cl. A, ADR	54,000	3,580,740
Total, ADR	8,000 b	521,680
		34,628,165
Finance--18.1%
American Express	80,000	4,348,800
American International Group	40,580	2,467,264
Ameriprise Financial	16,000	732,320
Bank of America	95,000	4,598,000
Citigroup	158,233	7,800,887
HSBC Holdings, ADR	35,000 b	3,052,700
JPMorgan Chase & Co.	90,000	3,837,600
Merrill Lynch & Co.	55,000	3,982,550
SunTrust Banks	34,000	2,574,140
		33,394,261
Food Retailing--6.3%
Wal-Mart Stores	100,000	4,845,000
Walgreen	166,000	6,739,600
		11,584,600
Food, Beverage & Tobacco--18.7%
Altria Group	160,000	11,576,000
Anheuser-Busch Cos.	50,000	2,282,000
Coca-Cola	190,000	8,365,700
Nestle, ADR	70,050	5,225,730
PepsiCo	118,000	7,134,280
		34,583,710
Health Care--8.3%
Abbott Laboratories	70,000	2,989,000
Eli Lilly & Co.	45,000	2,323,800
Johnson & Johnson	90,000	5,419,800
Merck & Co.	30,000	998,700
Pfizer	130,350	3,084,081
UnitedHealth Group	10,000	439,600
		15,254,981
Household & Personal Products--5.1%
Colgate-Palmolive	14,000	844,760
Estee Lauder Cos., Cl. A	30,000	1,228,200
Procter & Gamble	135,000	7,323,750
		9,396,710
Industrial--9.7%
Emerson Electric	60,000	4,951,200
General Electric	298,000	10,209,480
United Parcel Service, Cl. B	35,000	2,819,250
		17,979,930
Information Technology--5.5%
Intel	345,000	6,216,900
Microsoft	170,000	3,850,500
		10,067,400
Materials--.7%
Arkema, ADR	200 a,b,c	7,174
Praxair	25,000	1,317,500
		1,324,674
Total Common Stocks
(cost $151,467,311)		184,389,700

Investment of Cash Collateral
for Securities Loaned--.5%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $984,400)	984,400 d	984,400

Total Investments (cost $152,451,711)	100.4%	185,374,100
Liabilities, Less Cash and Receivables	(.4%)	(825,934)
Net Assets	100.0%	184,548,166

ADR - American Depository Receipts
a Non-income producing security.
b All or a portion of these securities are on loan. At May 31, 2006, the total market value of the fund's securities on loan is $973,922 and the total market value of the collateral held by the fund is $984,400.
c The value of this security has been determined in good faith under the direction of the Board of Directors.
d Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIGNATURES

The Dreyfus/Laurel Funds, Inc. - Dreyfus Premier Core Equity Fund

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	July 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	July 20, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	July 20, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)